Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 28, 2014	Feb. 16, 2015
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 665,166,000
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Common Stock
Entity Common Stock, Shares Outstanding			37,237,109
Class B Common Stock
Entity Common Stock, Shares Outstanding			22,886,441